Employee Benefit Plans - Pension Costs (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0		$ 0	$ 0	$ 0
Non-US
Defined Benefit Plan Disclosure [Line Items]
Service cost						$ 0	$ 0	$ 0
Interest cost	99	$ 344	450	926	1,313	1,877	1,814	1,747
Return on plan assets	(69)	(229)	(517)	(616)	(1,510)	(1,649)	(2,471)	(2,762)
Amortization of prior service cost						10	10	0
Recognized net actuarial loss	1	0	3		7	0	0	0
Settlement and curtailment gains						9	0	0
Net pension benefit cost (gain)	31	115	(64)	310	(190)	247	(647)	(1,015)
US
Defined Benefit Plan Disclosure [Line Items]
Service cost						0	0	0
Interest cost	621	1,634	1,892	4,358	5,676	7,567	8,711	8,179
Return on plan assets	(1,250)	(3,177)	(2,919)	(8,471)	(8,757)	(11,676)	(10,313)	(11,914)
Amortization of prior service cost						0	0	0
Recognized net actuarial loss	282	0	716		2,149	2,866	2,771	1,642
Settlement and curtailment gains						154	(37)	135
Net pension benefit cost (gain)	$ (347)	$ (1,543)	$ (311)	$ (4,113)	$ (932)	$ (1,089)	$ 1,132	$ (1,958)